Other Assets - Summary of Other Current Assets and Other Non-Current Assets (Detail) - KRW (₩) ₩ in Millions		Dec. 31, 2024	Dec. 31, 2023
Current
Advance payments		₩ 509,922	₩ 593,300
Prepaid expenses		259,145	226,960
Firm commitment asset		2,489	3,418
Others		15,387	17,306
Other current assets		786,943	840,984
Non-current
Long-term advance payments		33,308	46,989
Long-term prepaid expenses		20,689	30,232
Others	[1]	79,687	95,974
Other non-current assets		₩ 133,684	₩ 173,195

[1]	As of December 31, 2022, the Company recognized tax assets amounting to ￦6,764 million, based on the Company’s best estimate of the tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification are finalized. As of December 31, 2023, there is no estimated tax amounts to be refunded as the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification.